ACCOUNTS RECEIVABLE (Classification of Accounts Receivable) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable, net - current portion	¥ 97,374	¥ 146,999
Accounts receivable, net - non-current portion	1,176	7,771
Total accounts receivable, net	¥ 98,550	¥ 154,770